INVESTMENTS IN SUBSIDIARIES - Summarized statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries
Net operating cash flows	$ 2,443	$ 2,949	$ 2,515
Net investing cash flows	(1,910)	(1,888)	1,997
Net financing cash flows	(103)	(1,639)	(3,916)
Net foreign exchange difference	(48)	(9)	(119)
Kar-Tel
Investments in subsidiaries
Net operating cash flows	184	199	148
Net investing cash flows	(88)	(84)	(42)
Net financing cash flows	(97)	(104)	(90)
Net foreign exchange difference	(2)	0	(3)
Net increase / (decrease) in cash equivalents	(3)	11	13
OTA
Investments in subsidiaries
Net operating cash flows	211	305	245
Net investing cash flows	(102)	(84)	(118)
Net financing cash flows	(103)	(205)	(193)
Net foreign exchange difference	(5)	(1)	(5)
Net increase / (decrease) in cash equivalents	$ 1	$ 15	$ (71)